INVESTMENT PROPERTIES - Key valuation metrics by country (Details) - Income-producing properties	Dec. 31, 2020	Dec. 31, 2019
Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.50%	10.00%
Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.75%	9.75%
Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	4.40%	4.70%
Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	4.50%	5.00%
Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.38%	6.60%
Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.82%	6.32%
Canada | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.25%	8.75%
Canada | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.50%	8.00%
Canada | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.25%	5.25%
Canada | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	4.75%	5.00%
Canada | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.71%	5.90%
Canada | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.22%	5.55%
United States | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	9.25%	9.50%
United States | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.50%	8.75%
United States | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.00%	5.00%
United States | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	4.75%	5.25%
United States | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.18%	6.41%
United States | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.58%	6.23%
Germany | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	9.00%	8.25%
Germany | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.25%	8.75%
Germany | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	5.50%	5.70%
Germany | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	4.50%	5.00%
Germany | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.85%	6.83%
Germany | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.83%	6.31%
Austria | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.50%	10.00%
Austria | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.75%	9.75%
Austria | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.25%	7.00%
Austria | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.00%	6.75%
Austria | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.58%	7.96%
Austria | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.47%	7.34%
Netherlands | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.25%	6.00%
Netherlands | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.40%	7.55%
Netherlands | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	4.40%	4.70%
Netherlands | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	4.80%	5.60%
Netherlands | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	4.99%	5.24%
Netherlands | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.58%	6.14%
Other | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.50%	10.00%
Other | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.75%	9.75%
Other | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.00%	7.25%
Other | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.00%	6.25%
Other | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.32%	8.25%
Other | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.97%	8.20%